Derivative Instruments - Effect of Fair Value and Cash Flow Hedge Accounting on Consolidated Statement of Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Noninterest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total amount of income line items presented in the Consolidated Statement of Income in which the effects of fair value or cash flow hedges are recorded	$ 910	$ 774	$ 911
Other Noninterest Income [Member] | Asset and Liability Management Positions [Member] | Fair Value Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Recognized in Earnings related to fair value hedged item		28	31
Other Noninterest Income [Member] | Asset and Liability Management Positions [Member] | Fair Value Hedges [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Recognized in Earnings related to fair value hedge		(28)	(31)
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total amount of expense line items presented in the Consolidated Statement of Income in which the effects of fair value or cash flow hedges are recorded	3,254	1,966	1,468
Interest Expense [Member] | Asset and Liability Management Positions [Member] | Fair Value Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Recognized in Earnings related to fair value hedged item	(5)
Interest Expense [Member] | Asset and Liability Management Positions [Member] | Fair Value Hedges [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Recognized in Earnings related to fair value hedge	5
Interest Expense [Member] | Asset and Liability Management Positions [Member] | Cash Flow Hedges [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Recognized in Earnings related to cash flow hedge	$ (5)	$ 30	$ 124